Mineral Property Interests (Details)	12 Months Ended
Jul. 31, 2021 CAD ($)
Statement [Line Items]
Balance Beginning	$ 1
Ending Balance	340,000
Angel's Camp Royalty [Member]
Statement [Line Items]
Balance Beginning	1
Acquisition - cash payments	0
Acquisition - share issuance	0
Acquisition - netsmelter return's royalty payments	0
Disposals	(1)
Ending Balance	0
Maestro Property [Member]
Statement [Line Items]
Balance Beginning	0
Acquisition - cash payments	105,000
Acquisition - share issuance	210,000
Acquisition - netsmelter return's royalty payments	25,000
Disposals	0
Ending Balance	$ 340,000